Subordinated Debentures/Notes (Details) (USD $)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 23, 2009 purchaser	Dec. 31, 2013 Trust I	Dec. 31, 2013 Junior subordinated notes	Dec. 31, 2013 Trust preferred securities	Dec. 31, 2013 Subordinated note	Dec. 31, 2013 Subordinated debt 7% Subordinated notes due April 20, 2022	Apr. 20, 2012 Subordinated debt 7% Subordinated notes due April 20, 2022 purchaser
Preferred securities issued				$ 15,000,000
Junior subordinated debt purchased by Trust I					15,500,000
Variable rate basis						three-month LIBOR plus 148 basis points
Basis spread on variable rate (percent)						1.48%
Subordinated debentures/notes	80,250,000	80,250,000
Number of purchasers			38
Subordinated notes principal amount							35,250,000
Portion of principal amount purchased by related parties							14,050,000
Subordinated borrowing, number of purchasers									56
Aggregate principal amount									$ 30,000,000
Interest rate							10.00%	7.00%
Purchase price as a percentage of principal amount									100.00%
Repurchase amount as a percentage of principal									100.00%